UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-02898_

The Value Line U.S. Government Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item I.  Schedule of Investments

A copy of Schedule of Investments for the period ended 9/30/11 is included with this Form.

Value Line U.S. Government Money Market Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2011

Principal Amount		Yield †	Maturity Date	Value

U.S. GOVERNMENT AGENCY AND GOVERNMENT SPONSORED OBLIGATIONS (51.8%)
$ 4,000,000	American Express Bank FSB, FDIC Guaranteed (1)	1.21%	12/9/11	$4,005,537
1,600,000	Federal Home Loan Bank Discount Notes	0.06	10/14/11	1,599,965
500,000	Federal Home Loan Bank Discount Notes	0.05	11/28/11	499,964
345,000	Federal Home Loan Bank Discount Notes	0.08	11/30/11	344,954
500,000	Federal Home Loan Bank Discount Notes	0.06	12/7/11	499,944
445,000	Federal Home Loan Bank Discount Notes	0.06	12/7/11	444,917
493,000	Federal Home Loan Bank Discount Notes	0.09	1/6/12	492,880
1,000,000	Federal Home Loan Bank Discount Notes	0.09	2/10/12	999,670
1,000,000	Federal Home Loan Bank Discount Notes	0.09	2/22/12	999,640
1,500,000	Federal Home Loan Bank Discount Notes	0.09	2/24/12	1,499,452
1,000,000	Federal Home Loan Bank Discount Notes	0.10	3/7/12	999,561
125,000	Federal Home Loan Mortgage Corporation Discount Notes	0.07	10/7/11	124,999
1,742,000	Federal Home Loan Mortgage Corporation Discount Notes	0.07	10/11/11	1,741,966
95,000	Federal Home Loan Mortgage Corporation Discount Notes	0.10	10/13/11	94,997
3,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.09	10/17/11	2,999,880
128,000	Federal Home Loan Mortgage Corporation Discount Notes	0.06	10/18/11	127,996
2,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.10	11/7/11	1,999,794
1,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.06	11/15/11	999,925
1,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.07	1/26/12	999,772
2,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.10	2/21/12	1,999,206
2,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.08	3/12/12	1,999,321
1,000,000	Federal National Mortgage Association Discount Notes	0.09	10/12/11	999,976
2,000,000	Federal National Mortgage Association Discount Notes	0.09	10/12/11	1,999,945
1,000,000	Federal National Mortgage Association Discount Notes	0.09	10/12/11	999,957
1,575,000	Federal National Mortgage Association Discount Notes	0.06	10/19/11	1,574,953
1,000,000	Federal National Mortgage Association Discount Notes	0.06	11/7/11	999,938
225,000	Federal National Mortgage Association Discount Notes	0.05	11/15/11	224,986
500,000	Federal National Mortgage Association Discount Notes	0.06	11/16/11	499,965
750,000	Federal National Mortgage Association Discount Notes	0.12	11/21/11	749,873
2,100,000	Federal National Mortgage Association Discount Notes	0.07	12/1/11	2,099,751
200,000	Federal National Mortgage Association Discount Notes	0.10	12/14/11	199,963
300,000	Federal National Mortgage Association Discount Notes	0.10	12/14/11	299,938
1,400,000	Federal National Mortgage Association Discount Notes	0.09	2/13/12	1,399,554
541,000	Federal National Mortgage Association Discount Notes	0.07	2/22/12	540,849
800,000	Federal National Mortgage Association Discount Notes	0.07	2/22/12	799,712
38,864,000	TOTAL U.S. GOVERNMENT AGENCY AND GOVERNMENT SPONSORED OBLIGATIONS
	(Amortized Cost $38,863,700)			38,863,700

COMMERCIAL PAPER (10.4%)
383,000	Air Products & Chemicals, Inc.	0.08	10/11/11	382,992
1,000,000	Hewlett-Packard Co.	0.14	10/3/11	999,992
1,000,000	John Deere Credit Ltd.	0.08	10/5/11	999,991
1,000,000	MetLife Short Term Funding LLC	0.20	10/17/11	999,911
1,000,000	Nestle Capital Corp.	0.13	11/28/11	999,791
1,000,000	New York Life Corp.	0.11	10/17/11	999,951
400,000	Northwest Natural Gas Co.	0.13	10/3/11	399,997
1,000,000	Philip Morris International, Inc.	0.08	10/3/11	999,996
1,000,000	Sanofi-Aventis SA	0.12	10/12/11	999,963
7,783,000	TOTAL COMMERCIAL PAPER
	(Amortized Cost $7,782,584)			7,782,584
	TOTAL INVESTMENT SECURITIES (62.2%)
	(Cost $46,646,284)			46,646,284
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (37.8%)			28,397,993

1

Value Line U.S. Government Money Market Fund, Inc.

Schedule of Investments (unaudited)

NET ASSETS (100.0%)	$75,044,277
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($75,044,277 ÷ 75,079,335 shares outstanding)	$1.00

†	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
(1)	Rate at September 30, 2011. Floating rate changes monthly.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of September 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency and Government Sponsored Obligations	$0	$38,863,700	$0	$38,863,700
Commercial Paper	0	7,782,584	0	7,782,584

Total Investments in Securities	$0	$46,646,284	$0	$46,646,284

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended September 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

 (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940  (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 18, 2011